Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Adviser Series
Entity Central Index Key	0001707560
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
C000213941 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Emerging Markets Equity Fund
Class Name	Class R6 Shares
Trading Symbol	FRIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Emerging Markets Equity Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$124	0.92%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI Emerging Markets Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term capital appreciation by investing primarily in a diversified portfolio of emerging market equity securities.
Top Contributors to Performance
  Country allocation, sector allocation and stock selection all contributed positively to Fund relative performance.
  By country, stock selection in Korea, Taiwan, and Turkey aided performance.
  By sector, stock selection in Technology, Consumer Staples and Materials aided performance.
  Top individual Fund holdings that contributed to performance included: SK Hynix, Inc., a Korean memory manufacturer; Taiwan Semi Manufacturing Co., a Taiwanese semiconductor manufacturer; and Samsung Electro-Mechanics, a Korean MLCC and substrate manufacturer.
Top Detractors from Performance
  By country, stock selection in India, Brazil and Indonesia detracted from performance.
  By sector, stock selection in Consumer Discretionary, Financials and Industrials detracted from performance.
  Top individual Fund holdings that detracted from performance included: Mercadolibre, Inc., a Latin American eCommerce and fintech company; QFIN Holdings, a Chinese fintech company; and PT Bank Central Asia, an Indonesian bank.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: March 31, 2017 through May 31, 2026
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception
Class R6 Shares[1,2]	70.38%	7.72%	12.80%
MSCI Emerging Markets Index	54.31%	7.54%	9.38%
MSCI Emerging Markets Growth Index	56.17%	5.71%	10.03%
Morningstar Diversified Emerging Markets Funds Category Average	49.94%	7.09%	8.61%
[1]
The Fund’s Class R6 Shares commenced operations on August 26, 2021. For the periods prior to the commencement of operations of the Fund’s Class R6 Shares, the performance information shown is for the Fund’s Institutional Shares.

[2]
The Fund is the successor to the PNC Emerging Markets Equity Fund (the "Predecessor Fund") pursuantto a reorganization involving the Fund and the Predecessor Fund that occurred on November 15, 2019. For periods prior to the reorganization, the performance information is historicalinformation for the Predecessor Fund's Class I Shares which commenced operations on March 31, 2017.

Performance Inception Date	Aug. 26, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 75,101,718
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 67,728
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$75,101,718
Number of Investments	54
Portfolio Turnover	26%
Total Advisory Fees Paid	$67,728

Holdings [Text Block]	Fund Holdings Top Countries (% of Net Assets) Top Sectors (% of Net Assets)
C000213942 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Emerging Markets Equity Fund
Class Name	Institutional Shares
Trading Symbol	PIEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Emerging Markets Equity Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$132	0.98%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI Emerging Markets Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term capital appreciation by investing primarily in a diversified portfolio of emerging market equity securities.
Top Contributors to Performance
  Country allocation, sector allocation and stock selection all contributed positively to Fund relative performance.
  By country, stock selection in Korea, Taiwan, and Turkey aided performance.
  By sector, stock selection in Technology, Consumer Staples and Materials aided performance.
  Top individual Fund holdings that contributed to performance included: SK Hynix, Inc., a Korean memory manufacturer; Taiwan Semi Manufacturing Co., a Taiwanese semiconductor manufacturer; and Samsung Electro-Mechanics, a Korean MLCC and substrate manufacturer.
Top Detractors from Performance
  By country, stock selection in India, Brazil and Indonesia detracted from performance.
  By sector, stock selection in Consumer Discretionary, Financials and Industrials detracted from performance.
  Top individual Fund holdings that detracted from performance included: Mercadolibre, Inc., a Latin American eCommerce and fintech company; QFIN Holdings, a Chinese fintech company; and PT Bank Central Asia, an Indonesian bank.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: March 31, 2017 through May 31, 2026
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception
Institutional Shares[1]	70.29%	7.67%	12.77%
MSCI Emerging Markets Index	54.31%	7.54%	9.38%
MSCI Emerging Markets Growth Index	56.17%	5.71%	10.03%
Morningstar Diversified Emerging Markets Funds Category Average	49.94%	7.09%	8.61%
[1]
Commenced operations on November 15, 2019. The Fund is the successor to the PNC Emerging Markets Equity Fund (the "Predecessor Fund") pursuant to a reorganization involving the Fund and the Predecessor Fund. For periods prior to the reorganization, the performance information is historical information for the Predecessor Fund which commenced operations on March 31, 2017.

Performance Inception Date	Nov. 15, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 75,101,718
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 67,728
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$75,101,718
Number of Investments	54
Portfolio Turnover	26%
Total Advisory Fees Paid	$67,728

Holdings [Text Block]	Fund Holdings Top Countries (% of Net Assets) Top Sectors (% of Net Assets)
C000213946 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes InternationalEquity Fund
Class Name	Class A Shares
Trading Symbol	PMIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes International Equity Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$88	0.78%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI ACWI ex USA Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term capital appreciation by investing primarily in a diversified portfolio of equity securities.
Top Contributors to Performance
  By country, stock selection in Taiwan, Canada and Spain aided performance.
  By sector, stock selection in Financials, Energy and Healthcare aided performance.
  Top individual outperforming Fund holdings included: TSMC, a Taiwanese semi manufacturer; SK Hynix, Inc., a Korean memory manufacturer; and Aspeed Technology, a Taiwanese chip design company.
Top Detractors from Performance
  Country allocation and sector allocation detracted from Fund performance.
  By country, stock selection in China, Japan and Germany detracted from performance.
  By sector, stock selection in Consumer Discretionary, Industrials and Communication Services detracted from performance.
  Top individual Fund holdings that detracted from performance included: Mercadolibre, Inc., a Latin American eCommerce and fintech company; SAP, a German software company; and QFIN Holdings, a Chinese fintech company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: May 31, 2016 through May 31, 2026
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class A Shares — with sales load[1]	18.62%	3.95%	8.64%
Class A Shares — without sales load[1]	25.52%	5.13%	9.26%
MSCI ACWI ex USA Index	32.77%	8.77%	9.82%
Morningstar Foreign Large Blend Funds Category Average	24.45%	7.97%	8.79%
[1]
The Fund is the successor to the PNC International Equity Fund (the “Predecessor Fund”), pursuant to a reorganization involving the Fund and the Predecessor Fund that occurred on November 15, 2019. For periods prior to the reorganization, the performance information is historical information for the Predecessor Fund.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 185,237,643
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 850,071
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$185,237,643
Number of Investments	76
Portfolio Turnover	88%
Total Advisory Fees Paid	$850,071

Holdings [Text Block]
Fund Holdings
Top Countries
(% of Net Assets) [1]
Top Sectors
(% of Net Assets) [1]
1  Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

C000213947 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes InternationalEquity Fund
Class Name	Class C Shares
Trading Symbol	PIUCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes International Equity Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$175	1.56%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI ACWI ex USA Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term capital appreciation by investing primarily in a diversified portfolio of equity securities.
Top Contributors to Performance
  By country, stock selection in Taiwan, Canada and Spain aided performance.
  By sector, stock selection in Financials, Energy and Healthcare aided performance.
  Top individual outperforming Fund holdings included: TSMC, a Taiwanese semi manufacturer; SK Hynix, Inc., a Korean memory manufacturer; and Aspeed Technology, a Taiwanese chip design company.
Top Detractors from Performance
  Country allocation and sector allocation detracted from Fund performance.
  By country, stock selection in China, Japan and Germany detracted from performance.
  By sector, stock selection in Consumer Discretionary, Industrials and Communication Services detracted from performance.
  Top individual Fund holdings that detracted from performance included: Mercadolibre, Inc., a Latin American eCommerce and fintech company; SAP, a German software company; and QFIN Holdings, a Chinese fintech company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: May 31, 2016 through May 31, 2026
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class C Shares — with sales load[1]	24.20%	4.33%	8.61%
Class C Shares — without sales load[1]	24.55%	4.33%	8.61%
MSCI ACWI ex USA Index	32.77%	8.77%	9.82%
Morningstar Foreign Large Blend Funds Category Average	24.45%	7.97%	8.79%
[1]
The Fund is the successor to the PNC International Equity Fund (the “Predecessor Fund”), pursuant to a reorganization involving the Fund and the Predecessor Fund that occurred on November 15, 2019. For periods prior to the reorganization, the performance information is historical information for the Predecessor Fund.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 185,237,643
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 850,071
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$185,237,643
Number of Investments	76
Portfolio Turnover	88%
Total Advisory Fees Paid	$850,071

Holdings [Text Block]
Fund Holdings
Top Countries
(% of Net Assets) [1]
Top Sectors
(% of Net Assets) [1]
1  Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

C000213944 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes InternationalEquity Fund
Class Name	Institutional Shares
Trading Symbol	PIUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes International Equity Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$59	0.52%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI ACWI ex USA Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term capital appreciation by investing primarily in a diversified portfolio of equity securities.
Top Contributors to Performance
  By country, stock selection in Taiwan, Canada and Spain aided performance.
  By sector, stock selection in Financials, Energy and Healthcare aided performance.
  Top individual outperforming Fund holdings included: TSMC, a Taiwanese semi manufacturer; SK Hynix, Inc., a Korean memory manufacturer; and Aspeed Technology, a Taiwanese chip design company.
Top Detractors from Performance
  Country allocation and sector allocation detracted from Fund performance.
  By country, stock selection in China, Japan and Germany detracted from performance.
  By sector, stock selection in Consumer Discretionary, Industrials and Communication Services detracted from performance.
  Top individual Fund holdings that detracted from performance included: Mercadolibre, Inc., a Latin American eCommerce and fintech company; SAP, a German software company; and QFIN Holdings, a Chinese fintech company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: May 31, 2016 through May 31, 2026
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares[1]	25.90%	5.41%	9.55%
MSCI ACWI ex USA Index	32.77%	8.77%	9.82%
Morningstar Foreign Large Blend Funds Category Average	24.45%	7.97%	8.79%
[1]
The Fund is the successor to the PNC International Equity Fund (the “Predecessor Fund”), pursuant to a reorganization involving the Fund and the Predecessor Fund that occurred on November 15, 2019. For periods prior to the reorganization, the performance information is historical information for the Predecessor Fund.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 185,237,643
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 850,071
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$185,237,643
Number of Investments	76
Portfolio Turnover	88%
Total Advisory Fees Paid	$850,071

Holdings [Text Block]
Fund Holdings
Top Countries
(% of Net Assets) [1]
Top Sectors
(% of Net Assets) [1]
1  Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

C000213945 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes InternationalEquity Fund
Class Name	Class R6 Shares
Trading Symbol	PEIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes International Equity Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$54	0.48%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI ACWI ex USA Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term capital appreciation by investing primarily in a diversified portfolio of equity securities.
Top Contributors to Performance
  By country, stock selection in Taiwan, Canada and Spain aided performance.
  By sector, stock selection in Financials, Energy and Healthcare aided performance.
  Top individual outperforming Fund holdings included: TSMC, a Taiwanese semi manufacturer; SK Hynix, Inc., a Korean memory manufacturer; and Aspeed Technology, a Taiwanese chip design company.
Top Detractors from Performance
  Country allocation and sector allocation detracted from Fund performance.
  By country, stock selection in China, Japan and Germany detracted from performance.
  By sector, stock selection in Consumer Discretionary, Industrials and Communication Services detracted from performance.
  Top individual Fund holdings that detracted from performance included: Mercadolibre, Inc., a Latin American eCommerce and fintech company; SAP, a German software company; and QFIN Holdings, a Chinese fintech company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: May 31, 2016 through May 31, 2026
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class R6 Shares[1,2]	25.94%	5.45%	9.59%
MSCI ACWI ex USA Index	32.77%	8.77%	9.82%
Morningstar Foreign Large Blend Funds Category Average	24.45%	7.97%	8.79%
[1]
The Fund’s Class R6 Shares commenced operations on June 11, 2018. For the period prior to the commencement of operations of the Class R6 Shares, the performance information shown is for the Institutional Shares.

[2]
The Fund is the successor to the PNC International Equity Fund (the “Predecessor Fund”), pursuant to a reorganization involving the Fund and the Predecessor Fund that occurred on November 15, 2019. For periods prior to the reorganization, the performance information is historical information for the Predecessor Fund.

Performance Inception Date	Jun. 11, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 185,237,643
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 850,071
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$185,237,643
Number of Investments	76
Portfolio Turnover	88%
Total Advisory Fees Paid	$850,071

Holdings [Text Block]
Fund Holdings
Top Countries
(% of Net Assets) [1]
Top Sectors
(% of Net Assets) [1]
1  Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

C000213950 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes InternationalGrowth Fund
Class Name	Class R6 Shares
Trading Symbol	REIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes International Growth Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$94	0.83%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI ACWI ex USA Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the MSCI ACWI ex USA Index, a required broad-based index which represents the global equity market outside the U.S. in developed markets and emerging markets. The Fund seeks to provide long-term capital appreciation by investing primarily in a diversified portfolio of equity securities.
Top Contributors to Performance
  Country and sector allocation positively affected Fund relative performance.
  By country, stock selection in Canada, South Africa, the Netherlands, and Taiwan aided performance.
  By sector, stock selection in Healthcare, Energy and Materials aided performance.
  Top individual outperformers included: TSMC, a Taiwanese semi manufacturer; Aspeed Technology, a Taiwanese chip design company; and Samsung Electro-Mechanics, a Korean MLCC and substrate manufacturer.
Top Detractors from Performance
  By country, stock selection in China, Japan, Switzerland and Sweden detracted from performance.
  By sector, stock selection in Consumer Discretionary, Industrials and Communication Services detracted from performance.
  Top individual detractors included: Mercadolibre, Inc., a Latin American eCommerce and fintech company; SAP, a German software company; and QFIN Holdings, a Chinese fintech company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: May 31, 2016 through May 31, 2026
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class R6 Shares[1,2]	25.53%	3.48%	10.24%
MSCI ACWI ex USA Index	32.77%	8.77%	9.82%
MSCI ACWI ex USA Growth Index	27.50%	5.35%	9.20%
Morningstar Foreign Large Growth Funds Category Average	14.59%	3.34%	8.11%
[1]
The Fund’s Class R6 Shares commenced operations on August 26, 2021. For the periods prior to the commencement of operations of the Fund’s Class R6 Shares, the performance information shown is for the Fund’s Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the expenses of the Class R6 Shares, since the Class R6 Shares have a lower expense ratio than the Institutional Shares.

[2]
The Fund is the successor to the PNC International Growth Fund (the "Predecessor Fund") pursuant to a reorganization involving the Fund and the Predecessor Fund that occurred on November 15, 2019,  For periods prior to the reorganization, the performance information is historical information for the Predecessor Fund which commenced operations on February 29, 2016.

Performance Inception Date	Aug. 26, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jul. 29, 2026
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 124,671,086
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 1,189,142
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$124,671,086
Number of Investments	76
Portfolio Turnover	30%
Total Advisory Fees Paid	$1,189,142

Holdings [Text Block]	Fund Holdings Top Countries (% of Net Assets) Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor. Effective July 29, 2026, the Fund’s non-fundamental 80% investment policy will change to the following: Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in growth investments. Growth investments would be defined as securities that are either within the MSCI ACWI ex USA Growth Index or with earnings growth characteristics within the range of companies in the MSCI ACWI ex USA Growth Index.

Material Fund Change Strategies [Text Block]	Effective July 29, 2026, the Fund’s non-fundamental 80% investment policy will change to the following: Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in growth investments. Growth investments would be defined as securities that are either within the MSCI ACWI ex USA Growth Index or with earnings growth characteristics within the range of companies in the MSCI ACWI ex USA Growth Index.
Summary of Change Legend [Text Block]	The following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000213949 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes InternationalGrowth Fund
Class Name	Institutional Shares
Trading Symbol	PIGDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes International Growth Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$95	0.84%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI ACWI ex USA Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the MSCI ACWI ex USA Index, a required broad-based index which represents the global equity market outside the U.S. in developed markets and emerging markets. The Fund seeks to provide long-term capital appreciation by investing primarily in a diversified portfolio of equity securities.
Top Contributors to Performance
  Country and sector allocation positively affected Fund relative performance.
  By country, stock selection in Canada, South Africa, the Netherlands, and Taiwan aided performance.
  By sector, stock selection in Healthcare, Energy and Materials aided performance.
  Top individual outperformers included: TSMC, a Taiwanese semi manufacturer; Aspeed Technology, a Taiwanese chip design company; and Samsung Electro-Mechanics, a Korean MLCC and substrate manufacturer.
Top Detractors from Performance
  By country, stock selection in China, Japan, Switzerland and Sweden detracted from performance.
  By sector, stock selection in Consumer Discretionary, Industrials and Communication Services detracted from performance.
  Top individual detractors included: Mercadolibre, Inc., a Latin American eCommerce and fintech company; SAP, a German software company; and QFIN Holdings, a Chinese fintech company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: May 31, 2016 through May 31, 2026
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares[1]	25.83%	3.43%	10.21%
MSCI ACWI ex USA Index	32.77%	8.77%	9.82%
MSCI ACWI ex USA Growth Index	27.50%	5.35%	9.20%
Morningstar Foreign Large Growth Funds Category Average	14.59%	3.34%	8.11%
[1]
Commenced operations on November 15, 2019.  The Fund is the successor to the PNC International Growth Fund (the "Predecessor Fund") pursuant to a reorganization involving the Fund and the Predecessor Fund.  For periods prior to the reorganization, the performance information is historical information for the Predecessor Fund which commenced operations on February 29, 2016.

Performance Inception Date	Nov. 15, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jul. 29, 2026
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 124,671,086
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 1,189,142
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$124,671,086
Number of Investments	76
Portfolio Turnover	30%
Total Advisory Fees Paid	$1,189,142

Holdings [Text Block]	Fund Holdings Top Countries (% of Net Assets) Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor. Effective July 29, 2026, the Fund’s non-fundamental 80% investment policy will change to the following: Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in growth investments. Growth investments would be defined as securities that are either within the MSCI ACWI ex USA Growth Index or with earnings growth characteristics within the range of companies in the MSCI ACWI ex USA Growth Index.

Material Fund Change Strategies [Text Block]	Effective July 29, 2026, the Fund’s non-fundamental 80% investment policy will change to the following: Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in growth investments. Growth investments would be defined as securities that are either within the MSCI ACWI ex USA Growth Index or with earnings growth characteristics within the range of companies in the MSCI ACWI ex USA Growth Index.
Summary of Change Legend [Text Block]	The following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation